Inventories	12 Months Ended
Dec. 31, 2013
Inventory Disclosure [Abstract]
Inventories
5.	INVENTORIES
Inventories consisted of the following:

	December 31,
	2012	2013	2013
	RMB	RMB	US$
Computer accessories	1,332	288	47
Food products and related consumables	2,195	3,643	602

	3,527	3,931	649